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invesco.com/ETFs
February 28, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Actively Managed Exchange-Traded Fund Trust
1933 Act Registration No. 333-147622
1940 Act Registration No. 811-22148
CIK No. 0001418144
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) that the Prospectuses and the Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 390 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 390 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 28, 2020.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 315-2349.
Very truly yours,
/s/ Abigail M. Murray
Abigail M. Murray
Senior Counsel
Invesco Capital Management LLC